INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2015 and 2014, we have the following participation in investments that are recorded using the equity method:

	2015	2014
Golar Partners (1)	25.4%	25.4%
The Cool Pool Limited ("Pool Manager")	33%	—%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	100%	60%

(1) As of December 31, 2015, we held a 30.7% (2014: 41.4%) ownership interest in Golar Partners. However, the above 25.4% interest refers only to our interests in the subordinated units (in substance common stock) which are subject to the equity method accounting.

The carrying amounts of our investments in our equity method investments as at December 31, 2015 and 2014 are as follows:

(in thousands of $)	2015	2014

Golar Partners	307,546	328,853
ECGS	5,475	5,942
Golar Wilhelmsen (1)	—	577
Equity in net assets of affiliates	313,021	335,372

(1) Effective September 4, 2015, we ceased equity accounting for our interests in Golar Wilhelmsen, pursuant to the acquisition of the remaining 40% interest in the entity. Accordingly, as of this date, Golar Wilhelmsen became a wholly-owned subsidiary.

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2015	2014
Cost	374,675	374,729
Dividend	(105,401)	(68,127)
Equity in net earnings of other affiliates	43,992	28,141
Share of other comprehensive (loss) income in affiliate	(245)	629
Equity in net assets of affiliates	313,021	335,372

Schedule of carrying value of investments in Golar Partners
The carrying value of our investments in Golar Partners as of December 31, 2015 and 2014, are as follows:

(in thousands of $)	2015	2014
Subordinated units - accounted for under the equity method (i)	307,546	328,853
Common units (ii)	25,530	275,307
General Partner Units and IDRs (iii)	196,825	196,825
Total investments in Golar Partners	529,901	800,985

(i)	Subordinated units (Equity method)
For the period presented we held 15.9 million units, representing 100% of the subordinated units. We have accounted for this investment under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The initial carrying value of these units was based on the fair value on the deconsolidation date. The fair value was determined based on the quoted market price of the listed common units as of December 13, 2012, but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as general partner. Upon expiration of the subordination period, the subordinated units will convert to common units subject to passing certain conditions.

Dividends received for the year ended December 31, 2015 and 2014, in relation to our holding in the subordinated units amounted to $36.6 million and $34.1 million, respectively.

(ii)	Common units (Available-for-sale securities)
Our holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities (see note 22) on the basis that during the subordination period the common units have preferential dividend and liquidation rights.

(iii)	General Partner units and IDRs (Cost method)
Our 2% general partner interest and 100% of the IDRs in Golar Partners have been accounted for as cost-method investments (see note 23) on the basis that the general partner interests have preferential dividend and liquidation rights during the subordination period. The carrying value of the IDRs was based on the fair value as of the deconsolidation date of Golar Partners, December 13, 2012. The fair value of the IDRs was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date. Refer to note 23 for additional detail.

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2015			December 31, 2014
	ECGS	Golar Partners	Pool Manager	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	35,042	131,851	4,901	2,096	37,159	141,556
Non-current assets	3,200	2,113,487	—	5	3,224	1,814,646
Current liabilities	27,272	266,012	216	1,044	28,711	277,874
Non-current liabilities	20	1,382,811	—	—	20	1,076,589
Non-controlling interest	—	66,765	—	—	—	67,618

Statement of Operations
Revenue	72,294	434,687	8,356	6,732	78,946	396,026
Net income	730	172,683	—	479	1,508	184,735